Flight Equipment Held For Operating Leases, Net (Tables)	12 Months Ended
Dec. 31, 2014
Net Investment In Finance And Sales-type Leases [Abstract]
Movements In Flight Equipment Held For Operating Leases

	Year ended December 31,
	2014	2013
Net book value at beginning of period	$8,085,947	$7,261,899
ILFC Transaction	24,038,423	-
GFL Transaction	(726,985)	-
Additions	2,314,908	1,825,937
Depreciation	(1,253,325)	(336,888)
Impairment (Note 24)	(21,828)	(25,616)
Disposals	(306,985)	(606,495)
Transfers to investment in finance and sales-type leases/inventory/held for sale	(145,487)	(32,890)
Net book value at end of period	$31,984,668	$8,085,947
Accumulated depreciation at December 31, 2014 and 2013	$(2,591,000)	$(1,337,675)